Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Cash equivalents
Impairment loss of long-lived assets
Income tax benefit likely, description	More than 50 percent.		More than 50 percent
Minimum [Member]
Property and equipment estimated useful lives	P5Y
Maximum [Member]
Property and equipment estimated useful lives	P7Y